PSF GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 97.3%
Common Stocks
Australia — 0.9%
ANZ Group Holdings Ltd.	29,400	$482,209
Bank of Queensland Ltd.	148,800	546,104
Beach Energy Ltd.	395,200	412,447
BHP Group Ltd.	5,710	160,399
Elders Ltd.	99,500	368,030
Fortescue Metals Group Ltd.	36,400	483,867
Harvey Norman Holdings Ltd.(a)	315,300	781,232
JB Hi-Fi Ltd.	25,500	740,662
McMillan Shakespeare Ltd.	43,900	453,635
Metcash Ltd.	221,800	536,969
New Hope Corp. Ltd.	209,700	850,839
Perenti Ltd.*	432,300	298,879
Qantas Airways Ltd.*	67,300	222,796
Rio Tinto Ltd.	16,300	1,175,684
Stockland, REIT	226,700	567,378
Super Retail Group Ltd.	85,400	652,584
		8,733,714
Austria — 0.2%
BAWAG Group AG, 144A*	12,200	557,613
OMV AG	17,900	854,986
Wienerberger AG	23,000	582,138
		1,994,737
Belgium — 0.1%
Bekaert SA	15,700	702,873
Brazil — 0.4%
B3 SA - Brasil Bolsa Balcao	409,900	1,000,581
MercadoLibre, Inc.*	1,712	2,170,611
Yara International ASA	13,700	517,307
		3,688,499
Canada — 2.0%
Canadian Pacific Kansas City Ltd.(a)	87,618	6,519,655
Dollarama, Inc.	52,223	3,598,033
Intact Financial Corp.	18,185	2,651,201
Suncor Energy, Inc.	100,036	3,439,238
TC Energy Corp.(a)	42,411	1,459,362
Toronto-Dominion Bank (The)	29,929	1,803,122
		19,470,611
China — 0.8%
Alibaba Group Holding Ltd.*	274,300	2,974,012
China Resources Cement Holdings Ltd.	496,000	126,791
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	75,400	2,108,102
Kingboard Holdings Ltd.	216,000	483,804
Kweichow Moutai Co. Ltd. (Class A Stock)	9,200	2,283,858
Lee & Man Paper Manufacturing Ltd.	434,000	126,542
		8,103,109
Denmark — 1.2%
D/S Norden A/S	11,300	627,604
Danske Bank A/S	43,400	1,007,140
	Shares	Value
Common Stocks (continued)
Denmark (cont’d.)
DSV A/S	12,355	$2,302,240
Jyske Bank A/S*	10,600	773,207
Novo Nordisk A/S, ADR	5,816	528,907
Novo Nordisk A/S (Class B Stock)	51,052	4,648,349
Pandora A/S	9,500	980,317
Spar Nord Bank A/S	35,000	541,423
		11,409,187
Finland — 0.2%
Cargotec OYJ (Class B Stock)	8,200	342,802
Nokia OYJ	134,300	504,978
Nordea Bank Abp	83,600	916,568
Valmet OYJ	14,900	340,175
		2,104,523
France — 4.7%
Airbus SE	19,840	2,655,554
Arkema SA	8,700	856,434
AXA SA	21,300	631,947
BNP Paribas SA	17,400	1,106,401
Bouygues SA	25,100	877,611
Capgemini SE	3,200	558,380
Carrefour SA	28,100	482,621
Cie de Saint-Gobain SA	20,400	1,220,948
Cie Generale des Etablissements Michelin SCA	22,400	685,596
Coface SA	40,100	510,517
Credit Agricole SA	63,500	780,720
Dassault Systemes SE	57,850	2,148,689
Euroapi SA*	1	13
Ipsen SA	4,700	615,803
L’Oreal SA	6,581	2,727,246
LVMH Moet Hennessy Louis Vuitton SE	9,763	7,369,412
Nexity SA	13,100	193,129
Orange SA	50,900	583,837
Rexel SA	37,700	844,705
Rubis SCA	22,100	494,963
Safran SA	15,187	2,379,943
Sartorius Stedim Biotech	3,956	941,146
Societe BIC SA	11,300	745,023
Societe Generale SA	22,300	539,607
Sopra Steria Group SACA	3,800	784,468
TotalEnergies SE	42,800	2,814,073
TotalEnergies SE, ADR	137,301	9,028,914
Vinci SA	26,534	2,935,484
		45,513,184
Germany — 1.8%
Allianz SE	2,900	690,131
Aurubis AG	6,800	501,730
Bayer AG	17,800	854,835
Bayerische Motoren Werke AG	18,800	1,909,463
Daimler Truck Holding AG	8,800	304,693
Deutsche Post AG	25,100	1,018,446
Deutsche Telekom AG	3,157	66,224
Fresenius SE & Co. KGaA	18,600	577,720
A1

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Infineon Technologies AG	84,533	$2,799,796
Mercedes-Benz Group AG	24,500	1,705,121
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,400	545,234
Siemens AG, ADR	76,011	5,430,986
Siltronic AG	1,350	114,923
Suedzucker AG	5,800	86,228
United Internet AG	18,400	393,296
Volkswagen AG	7,100	932,427
		17,931,253
Hong Kong — 0.4%
AIA Group Ltd.	210,200	1,699,918
PAX Global Technology Ltd.	710,000	500,126
Tongda Group Holdings Ltd.*	8,180,000	77,029
WH Group Ltd., 144A	1,839,000	962,566
Yue Yuen Industrial Holdings Ltd.	296,500	339,386
		3,579,025
India — 0.8%
HDFC Bank Ltd., ADR	45,548	2,687,787
Infosys Ltd., ADR(a)	108,073	1,849,129
Reliance Industries Ltd., 144A, GDR	66,071	3,683,932
		8,220,848
Indonesia — 0.0%
First Resources Ltd.	457,100	510,295
Ireland — 0.2%
Kingspan Group PLC	23,612	1,763,420
Israel — 0.1%
Oil Refineries Ltd.	1,906,900	628,916
Italy — 0.8%
A2A SpA	329,100	584,909
Coca-Cola HBC AG*	30,800	842,188
Ferrari NV	6,102	1,803,385
Leonardo SpA	40,600	584,797
Mediobanca Banca di Credito Finanziario SpA	65,300	860,922
Moncler SpA	26,200	1,518,422
Piaggio & C SpA	135,000	430,881
Pirelli & C SpA, 144A	171,800	824,014
UnipolSai Assicurazioni SpA	242,800	585,015
		8,034,533
Japan — 4.5%
AGC, Inc.	13,600	476,645
Bell System24 Holdings, Inc.(a)	55,000	581,153
BIPROGY, Inc.	21,200	529,380
Brother Industries Ltd.	44,300	713,587
Central Glass Co. Ltd.	22,900	453,755
Citizen Watch Co. Ltd.	91,200	560,994
Credit Saison Co. Ltd.	42,600	675,454
Daihen Corp.	14,200	480,483
Dai-ichi Life Holdings, Inc.	27,600	569,783
Daiichi Sankyo Co. Ltd.	42,100	1,152,585
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Daikin Industries Ltd.	7,100	$1,113,079
Daiwa House Industry Co. Ltd.	19,500	523,368
DCM Holdings Co. Ltd.	71,900	584,044
DTS Corp.	13,000	277,336
EDION Corp.(a)	59,200	585,567
Ferrotec Holdings Corp.	21,700	413,919
Fuji Corp.	34,400	533,668
GungHo Online Entertainment, Inc.	22,600	356,743
Gunze Ltd.	17,000	512,355
Hazama Ando Corp.(a)	92,500	721,465
Honda Motor Co. Ltd.	147,900	1,663,830
Hoya Corp.	23,500	2,406,811
Isuzu Motors Ltd.	78,200	983,100
ITOCHU Corp.	27,200	982,299
Itoham Yonekyu Holdings, Inc.	17,460	472,996
Japan Aviation Electronics Industry Ltd.	8,200	163,011
Japan Lifeline Co. Ltd.	79,400	617,457
KDDI Corp.	16,600	508,134
Keiyo Bank Ltd. (The)	76,500	353,773
Keyence Corp.	6,900	2,551,799
Komeri Co. Ltd.	22,500	474,218
Lintec Corp.	30,000	479,620
Macnica Holdings, Inc.	13,000	610,325
Marubeni Corp.	46,900	731,089
Mitsubishi Gas Chemical Co., Inc.	26,000	349,466
Mitsubishi HC Capital, Inc.	112,300	748,264
Mitsubishi UFJ Financial Group, Inc.	113,900	965,206
Mitsui & Co. Ltd.	17,400	631,097
Mitsui Chemicals, Inc.	29,200	756,516
Mizuho Financial Group, Inc.	41,300	701,190
Nippon Telegraph & Telephone Corp.	538,100	636,914
Nishi-Nippon Financial Holdings, Inc.	48,600	554,750
Nitto Kogyo Corp.	7,900	189,333
Nomura Holdings, Inc.	145,600	583,045
Nomura Real Estate Holdings, Inc.	19,200	482,027
Ono Pharmaceutical Co. Ltd.	23,400	448,774
ORIX Corp.	31,900	595,650
Resona Holdings, Inc.	38,400	212,321
Sankyu, Inc.	18,100	625,735
Seiko Epson Corp.	50,700	796,222
Seino Holdings Co. Ltd.	59,100	828,185
Shin-Etsu Chemical Co. Ltd.	84,700	2,460,167
Shionogi & Co. Ltd.	16,400	731,513
SKY Perfect JSAT Holdings, Inc.	151,000	706,088
Sumitomo Heavy Industries Ltd.	32,300	817,938
Sumitomo Mitsui Financial Group, Inc.	20,100	987,434
Teijin Ltd.	36,700	356,615
Toagosei Co. Ltd.	59,100	530,759
Tokuyama Corp.	26,500	416,220
Tokyo Seimitsu Co. Ltd.	10,300	514,972
Towa Pharmaceutical Co. Ltd.	14,700	279,116
Transcosmos, Inc.	25,100	536,014
Tsubakimoto Chain Co.	17,000	439,927
Yokohama Rubber Co. Ltd. (The)	27,300	568,130
		44,263,413
Netherlands — 2.1%
ABN AMRO Bank NV, 144A, CVA	51,300	725,000

A2

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
Aegon NV	215,700	$1,039,612
Argenx SE, ADR*	2,177	1,070,279
ASML Holding NV (XAMS)	6,657	3,919,311
ASML Holding NV (XNGS)	8,478	4,990,660
ASR Nederland NV	14,000	523,840
BE Semiconductor Industries NV	15,784	1,543,777
ING Groep NV	71,300	939,739
Koninklijke Ahold Delhaize NV	39,800	1,199,560
NN Group NV	18,700	599,488
Randstad NV	9,600	530,362
Shell PLC	97,900	3,102,864
		20,184,492
New Zealand — 0.0%
Air New Zealand Ltd.	887,700	388,533
Norway — 0.4%
DNB Bank ASA	36,000	723,304
Equinor ASA(a)	84,038	2,754,097
Mowi ASA	29,900	528,491
		4,005,892
Singapore — 0.2%
DBS Group Holdings Ltd.	19,500	478,913
Jardine Cycle & Carriage Ltd.	47,000	1,095,767
		1,574,680
South Africa — 0.1%
Anglo American PLC	21,700	595,874
South Korea — 0.5%
Samsung Electronics Co. Ltd., GDR	2,922	3,674,454
Samsung SDI Co. Ltd.	3,716	1,404,324
		5,078,778
Spain — 0.8%
Amadeus IT Group SA	44,521	2,689,189
Banco Santander SA	249,200	948,971
Endesa SA	30,000	610,543
Industria de Diseno Textil SA	27,442	1,021,173
Mapfre SA	343,700	699,388
Repsol SA	94,700	1,557,722
Telefonica SA	142,100	580,527
		8,107,513
Sweden — 0.9%
Atlas Copco AB (Class A Stock)	164,431	2,208,420
Boliden AB	18,300	525,152
Evolution AB, 144A	18,910	1,908,194
Hexagon AB (Class B Stock)	19,682	167,508
Indutrade AB	34,525	637,637
Securitas AB (Class B Stock)	56,200	444,381
Skanska AB (Class B Stock)	31,100	510,679
SKF AB (Class B Stock)	42,500	705,566
Swedbank AB (Class A Stock)	27,700	509,165
Telefonaktiebolaget LM Ericsson (Class B Stock)	80,900	394,125
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
Volvo AB (Class B Stock)	62,000	$1,277,054
		9,287,881
Switzerland — 1.9%
Adecco Group AG	12,600	517,521
Baloise Holding AG	6,400	926,569
Bucher Industries AG	1,600	610,356
EFG International AG*	38,600	436,921
Forbo Holding AG	300	365,443
Helvetia Holding AG	5,300	740,349
Julius Baer Group Ltd.	9,600	614,476
Lonza Group AG	2,778	1,284,956
Novartis AG	46,600	4,759,195
Partners Group Holding AG	1,283	1,440,290
Straumann Holding AG	14,396	1,832,308
u-blox Holding AG*	4,400	372,962
UBS Group AG	96,000	2,364,690
Zurich Insurance Group AG	4,669	2,136,328
		18,402,364
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	274,000	4,467,911
United Kingdom — 3.9%
3i Group PLC	38,200	961,519
Ashtead Group PLC	35,389	2,146,082
Associated British Foods PLC	23,800	597,947
AstraZeneca PLC	32,442	4,375,923
Aviva PLC	97,700	462,430
BAE Systems PLC	50,600	614,883
Barratt Developments PLC	61,900	331,885
Bellway PLC	23,200	644,544
British American Tobacco PLC	20,500	643,673
BT Group PLC	399,900	567,883
Centrica PLC	349,400	657,191
CK Hutchison Holdings Ltd.	117,500	623,818
CNH Industrial NV	42,400	514,721
Coca-Cola Europacific Partners PLC	9,300	581,064
Compass Group PLC	122,252	2,975,809
Crest Nicholson Holdings PLC	143,814	303,562
Diageo PLC	60,688	2,237,453
DS Smith PLC	144,900	505,370
Halma PLC	55,145	1,299,256
Imperial Brands PLC	30,900	626,850
International Consolidated Airlines Group SA*	150,000	269,339
Investec PLC	102,000	595,767
J Sainsbury PLC	244,900	754,176
Keller Group PLC	48,200	441,996
Kingfisher PLC	357,200	969,660
Legal & General Group PLC	220,600	595,253
Lloyds Banking Group PLC	1,329,500	714,466
London Stock Exchange Group PLC	30,412	3,048,071
Marks & Spencer Group PLC*	218,800	629,317
Paragon Banking Group PLC	101,300	605,215
Premier Foods PLC	264,100	386,180
Redde Northgate PLC	108,700	447,887

A3

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Redrow PLC	77,600	$466,917
Rentokil Initial PLC	375,278	2,786,294
Spirax-Sarco Engineering PLC	11,056	1,279,768
Taylor Wimpey PLC	263,400	375,656
Tesco PLC	301,000	968,162
Virgin Money UK PLC	277,600	567,688
Vistry Group PLC	29,222	323,257
		37,896,932
United States — 66.9%
3M Co.	11,350	1,062,587
AbbVie, Inc.	11,303	1,684,825
Accenture PLC (Class A Stock)	7,804	2,396,686
Adobe, Inc.*	3,506	1,787,709
Air Products & Chemicals, Inc.	12,900	3,655,860
Alphabet, Inc. (Class A Stock)*	172,679	22,596,774
Alphabet, Inc. (Class C Stock)*	26,498	3,493,762
Amazon.com, Inc.*	144,059	18,312,780
Ameren Corp.	36,992	2,768,111
American International Group, Inc.	115,952	7,026,691
AMETEK, Inc.	31,957	4,721,966
Amphenol Corp. (Class A Stock)	35,291	2,964,091
Aon PLC (Class A Stock)	8,861	2,872,913
Apple, Inc.	104,554	17,900,690
Applied Materials, Inc.	23,702	3,281,542
Arista Networks, Inc.*	7,518	1,382,786
Arthur J. Gallagher & Co.	11,296	2,574,697
Autodesk, Inc.*	3,946	816,467
AvalonBay Communities, Inc., REIT	35,592	6,112,570
Baker Hughes Co.	60,341	2,131,244
Bank of America Corp.	266,579	7,298,933
Baxter International, Inc.	110,270	4,161,590
Becton, Dickinson & Co.(a)	42,497	10,986,749
Best Buy Co., Inc.	26,487	1,840,052
Boeing Co. (The)*	6,900	1,322,592
Boston Scientific Corp.*	147,553	7,790,798
Bristol-Myers Squibb Co.	39,829	2,311,675
Cadence Design Systems, Inc.*	29,850	6,993,855
Caterpillar, Inc.	3,885	1,060,605
CF Industries Holdings, Inc.	43,290	3,711,685
Charles Schwab Corp. (The)	17,400	955,260
Chipotle Mexican Grill, Inc.*	455	833,483
Chubb Ltd.	44,291	9,220,500
Cigna Group (The)	19,084	5,459,360
CME Group, Inc.	9,338	1,869,654
Coca-Cola Co. (The)	43,146	2,415,313
Colgate-Palmolive Co.	69,394	4,934,607
Conagra Brands, Inc.(a)	190,038	5,210,842
ConocoPhillips	21,159	2,534,848
CoStar Group, Inc.*	59,301	4,559,654
CSL Ltd.	10,484	1,689,004
Cummins, Inc.	18,193	4,156,373
CVS Health Corp.	59,041	4,122,243
Datadog, Inc. (Class A Stock)*	3,466	315,718
Dominion Energy, Inc.	85,015	3,797,620
Eaton Corp. PLC	24,705	5,269,082
Elanco Animal Health, Inc.*	168,249	1,891,119
Elevance Health, Inc.	17,095	7,443,505
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Eli Lilly & Co.	17,328	$9,307,389
EOG Resources, Inc.	18,700	2,370,412
EQT Corp.(a)	69,101	2,804,119
Equitable Holdings, Inc.	148,562	4,217,675
Estee Lauder Cos., Inc. (The) (Class A Stock)	14,581	2,107,684
Experian PLC	64,548	2,111,208
Exxon Mobil Corp.	48,302	5,679,349
Fifth Third Bancorp	143,180	3,626,749
Fiserv, Inc.*	61,148	6,907,278
Gartner, Inc.*	7,909	2,717,612
General Electric Co.	42,836	4,735,520
Globant SA*	3,942	779,925
GSK PLC	139,600	2,525,894
Hartford Financial Services Group, Inc. (The)	73,829	5,235,214
Hess Corp.	21,426	3,278,178
Hilton Worldwide Holdings, Inc.	26,641	4,000,945
Holcim AG*	20,100	1,286,579
Howmet Aerospace, Inc.	48,377	2,237,436
Humana, Inc.	3,578	1,740,769
Huntington Bancshares, Inc.	300,602	3,126,261
ICON PLC*	16,115	3,968,319
International Paper Co.	88,148	3,126,610
Intuit, Inc.	8,683	4,436,492
Johnson & Johnson	51,980	8,095,885
Johnson Controls International PLC	46,742	2,487,142
Kenvue, Inc.	164,742	3,308,019
Kimberly-Clark Corp.	28,159	3,403,015
KLA Corp.	4,777	2,191,019
Kohl’s Corp.(a)	63,033	1,321,172
L3Harris Technologies, Inc.	35,781	6,230,188
Lam Research Corp.	5,309	3,327,522
Las Vegas Sands Corp.	57,676	2,643,868
Linde PLC	22,689	8,448,249
Lululemon Athletica, Inc.*	10,900	4,203,149
Martin Marietta Materials, Inc.	3,369	1,382,907
Marvell Technology, Inc.	15,362	831,545
Mastercard, Inc. (Class A Stock)	39,248	15,538,676
Medtronic PLC	69,203	5,422,747
Merck & Co., Inc.	30,578	3,148,005
Meta Platforms, Inc. (Class A Stock)*	48,439	14,541,872
Microsoft Corp.	148,649	46,935,922
MSCI, Inc.	12,419	6,371,941
News Corp. (Class A Stock)(a)	280,668	5,630,200
NextEra Energy, Inc.(a)	17,350	993,982
Norfolk Southern Corp.	15,889	3,129,021
NVIDIA Corp.	47,593	20,702,479
O’Reilly Automotive, Inc.*	3,203	2,911,079
Pfizer, Inc.	138,084	4,580,246
Philip Morris International, Inc.	94,275	8,727,980
QUALCOMM, Inc.	79,440	8,822,606
Regeneron Pharmaceuticals, Inc.*	1,771	1,457,462
Roche Holding AG	2,800	764,403
Rockwell Automation, Inc.	9,345	2,671,455
RPM International, Inc.	22,937	2,174,657
Sanofi	14,500	1,556,941
Schneider Electric SE	13,433	2,213,654

A4

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Sempra	50,153	$3,411,909
ServiceNow, Inc.*	10,391	5,808,153
Sherwin-Williams Co. (The)	10,414	2,656,091
Signify NV, 144A	22,700	609,103
Southern Co. (The)	148,710	9,624,511
Southwest Airlines Co.(a)	70,920	1,919,804
Spotify Technology SA*	14,138	2,186,300
Stanley Black & Decker, Inc.	54,207	4,530,621
Stellantis NV	37,800	724,280
STERIS PLC	7,600	1,667,592
Synopsys, Inc.*	12,756	5,854,621
Take-Two Interactive Software, Inc.*	13,174	1,849,498
Texas Instruments, Inc.	8,410	1,337,274
Thermo Fisher Scientific, Inc.	9,197	4,655,246
Tyson Foods, Inc. (Class A Stock)	47,454	2,395,953
U.S. Bancorp(a)	136,224	4,503,565
Uber Technologies, Inc.*	41,354	1,901,870
Union Pacific Corp.	20,788	4,233,060
United Parcel Service, Inc. (Class B Stock)	15,273	2,380,603
UnitedHealth Group, Inc.	1,456	734,101
Veeva Systems, Inc. (Class A Stock)*	5,979	1,216,428
Verisk Analytics, Inc.	32,201	7,607,164
Verizon Communications, Inc.	96,371	3,123,384
Vertex Pharmaceuticals, Inc.*	18,699	6,502,390
Visa, Inc. (Class A Stock)(a)	53,194	12,235,152
Vulcan Materials Co.	34,827	7,035,751
Walmart, Inc.	50,203	8,028,966
Walt Disney Co. (The)*	12,892	1,044,897
Wells Fargo & Co.	208,407	8,515,510
Western Digital Corp.*	136,324	6,220,464
Weyerhaeuser Co., REIT	173,302	5,313,439
Williams Cos., Inc. (The)	55,800	1,879,902
Zimmer Biomet Holdings, Inc.	36,232	4,065,955
Zoetis, Inc.	19,707	3,428,624
		651,400,276

Total Long-Term Investments (cost $783,397,986)		948,043,266
Short-Term Investments — 6.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	5,328,925	5,328,925
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Core Ultra Short Bond Fund(wb)	13,350,840	$13,350,840
PGIM Institutional Money Market Fund (cost $40,499,417; includes $40,287,638 of cash collateral for securities on loan)(b)(wb)	40,548,762	40,524,433

Total Short-Term Investments (cost $59,179,182)		59,204,198

TOTAL INVESTMENTS—103.4% (cost $842,577,168)		1,007,247,464

Liabilities in excess of other assets — (3.4)%		(32,937,235)

Net Assets — 100.0%		$974,310,229

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
GDR	Global Depositary Receipt
REITs	Real Estate Investment Trust
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,368,978; cash collateral of $40,287,638 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5